Annual Total Returns	Sep. 30, 2022
Prospectus #1 | Calvert Growth Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Growth Allocation Fund | Class A
Bar Chart Table:
2013	27.20%
2014	5.83%
2015	(0.19%)
2016	7.56%
2017	20.25%
2018	(7.74%)
2019	27.33%
2020	18.54%
2021	16.40%
2022	(18.30%)
Prospectus #1 | Calvert Conservative Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Conservative Allocation Fund | Class A
Bar Chart Table:
2013	9.21%
2014	6.18%
2015	0.20%
2016	5.05%
2017	9.65%
2018	(2.96%)
2019	15.61%
2020	12.18%
2021	6.60%
2022	(14.32%)
Prospectus #1 | Calvert Moderate Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Moderate Allocation Fund | Class A
Bar Chart Table:
2013	18.37%
2014	6.01%
2015	(0.35%)
2016	6.73%
2017	15.07%
2018	(5.13%)
2019	21.19%
2020	15.17%
2021	11.38%
2022	(15.64%)
Prospectus #2 | Calvert Balanced Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Balanced Fund | Class A
Bar Chart Table:
2013	17.27%
2014	9.74%
2015	(2.81%)
2016	7.74%
2017	11.52%
2018	(2.74%)
2019	23.73%
2020	15.45%
2021	14.32%
2022	(15.32%)
Prospectus #2 | Calvert Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Equity Fund | Class A
Bar Chart Table:
2013	30.42%
2014	11.04%
2015	3.68%
2016	2.32%
2017	25.78%
2018	5.04%
2019	36.50%
2020	24.28%
2021	28.93%
2022	(17.58%)
Prospectus #3 | Calvert Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Calvert Bond Fund | Class A
Bar Chart Table:
2013	(2.61%)
2014	6.11%
2015	0.01%
2016	3.63%
2017	4.19%
2018	(0.16%)
2019	8.45%
2020	7.39%
2021	0.10%
2022	(12.45%)